Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of reconciliation between basic and diluted EPS

A reconciliation between basic and diluted earnings per share was as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2018	2017
Net income	$930,228	$954,843	$759,872
Basic weighted-average shares outstanding	214,929,977	223,001,739	228,040,825
Dilutive effect of share awards	1,545,099	1,417,466	1,377,501
Diluted weighted-average shares outstanding	216,475,076	224,419,205	229,418,326
Basic earnings per share	$4.33	$4.28	$3.33
Diluted earnings per share	$4.30	$4.25	$3.31

Schedule of estimated residual values of ships

Depreciation is computed on a straight-line basis over the estimated useful lives of the assets, after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Computer hardware and software	3‑10 years
Other property and equipment	3‑40 years
Leasehold improvements	Shorter of lease term or asset life
Ship improvements	Shorter of asset life or life of the ship

Schedule of revenues by destination

Revenues by destination consisted of the following (in thousands):

	Year Ended December 31,
	2019	2018	2017
North America	$3,807,576	$3,543,282	$3,285,903
Europe	1,666,751	1,462,698	1,347,381
Asia-Pacific	500,842	721,404	394,631
Other	487,207	327,742	368,260
Total revenue	$6,462,376	$6,055,126	$5,396,175